CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 91,676	¥ 146,533	¥ 160,397
Change in cumulative translation adjustments:
Change in cumulative translation adjustments	107,058	122,468	46,821
Deferred income taxes	(145)	(946)	(1,287)
Total	106,913	121,522	45,534
Defined benefit pension plans:
Pension liability adjustment	16,422	(404)	20,720
Deferred income taxes	(4,793)	78	(1,626)
Total	11,629	(326)	19,094
Own credit adjustments:
Own credit adjustments	95,047	60,777	(91,666)
Deferred income taxes	(22,050)	(12,930)	15,943
Total	72,997	47,847	(75,723)
Total other comprehensive income (loss)	191,539	169,043	(11,095)
Comprehensive income	283,215	315,576	149,302
Less: Comprehensive income (loss) attributable to noncontrolling interests	(52)	6,463	8,225
Comprehensive income attributable to NHI shareholders	¥ 283,267	¥ 309,113	¥ 141,077